Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Capital City Bank Group, Inc. 401(k) Plan
Plan No. 003
EIN
59-2273542
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
Identity of Issue, Borrower,
Lessor, or Similar Party
Description of Investment Including Maturity Date, Rate of
Interest, Collateral, Par, or Maturity Value Cost
Current
Value
Mutual funds:
Cohen & Steers Real Estate Securities Z, 17,714 shares ** $ 307,687
Fidelity Advisor Small Cap Growth I, 40,982 shares ** 1,436,420
Fidelity Advisor Total Bond I, 107,466 shares ** 1,038,122
PGIM High-Yield R6, 73,384 shares ** 355,912
Fidelity Emerging Markets Index, 66,341 shares ** 907,544
Franklin Templeton Franklin Utilities R6, 30,474 shares ** 737,481
MFS Mid Cap Value R6, 11,468 shares ** 358,360
JP Morgan 100% U.S. Treas Sec MM Inst, 2,598,721 shares ** 2,598,721
Vanguard Mid Cap Index Fund - Admiral, 6,280 shares ** 2,256,665
Pimco RAE US Small Instl, 14,006 shares ** 162,885
American Funds Mortgage R6, 11,206 shares ** 100,290
T. Rowe Price U.S. Equity Research, 33,637 shares ** 2,261,774
Blackrock Advantage Small Cap Core K, 19,235 shares ** 384,699
Vanguard Equity Income ADM, 15,801 shares ** 1,468,103
Fidelity Stock Selector Fund K, 24,343 shares ** 1,346,187
MFS Blended Research Mid Cap Equity Fund, 36,483 shares ** 542,131
JP Morgan Large Cap Growth Fund R6, 43,919 shares ** 3,796,351
Total 20,059,332
Collective investment trusts:
Blackrock Equity Index Fund R, 6,874 shares ** 6,748,238
Blackrock Lifepath Index Retirement S, 252,880 shares ** 6,180,975
Blackrock Lifepath Index 2030 Fund S, 149,093 shares ** 5,875,900
Blackrock Lifepath Index 2035 Fund S, 207,809 shares ** 9,341,659
Blackrock Lifepath Index 2040 Fund S, 183,096 shares ** 9,225,595
Blackrock Lifepath Index 2045 Fund S, 109,545 shares ** 6,111,910
Blackrock Lifepath Index 2050 Fund S, 88,312 shares ** 5,093,880
Blackrock Lifepath Index 2055 Fund S, 134,135 shares ** 4,100,422
Blackrock Lifepath Index 2060 Fund S, 74,475 shares ** 2,208,798
Blackrock Lifepath IDX 2065 Fund Fee S, 54,937 shares ** 1,037,490
Blackrock MSCI ACWI ex-U.S. Index R, 72,716 shares ** 1,599,964
Blackrock Russell 1000 Growth R, 75,108 shares ** 3,901,932
Blackrock Russell 1000 Value Index Fund R, 23,159 shares ** 617,825
Blackrock Russell 2000 Index Fund R, 5,988 shares ** 1,812,501
Total 63,857,089
Company common stock:
* Capital City Bank Group, Inc. Capital City Bank Group Stock, 50,122 shares ** 2,133,682
*
Notes Receivable from
Participants
Participant loans, interest rates ranging from 4.25 % to 9.5%, maturities through 2029
204,921
$ 86,255,024
* Party-in-interest
** Participant-directed investment, cost not required